Goodwill and Other Intangible Assets - Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	$ 13,103	$ 3,150
Addition to goodwill from Charter acquisition		9,953
Measurement period adjustment to goodwill from charter acquisition	(73)
Ending balance	$ 13,030	$ 13,103